Other Payables and Accrued Expenses	6 Months Ended
Jun. 30, 2019
Other Liabilities Disclosure [Abstract]
Other Payables and Accrued Expenses

14. OTHER PAYABLES AND ACCRUED EXPENSES

As of June 30, 2019 and December 31, 2018, other payables and accrued expenses consist of:

	June 30,	December 31,
	2019	2018
	(Unaudited)
Advances from unrelated third-parties (i)	$84,803	$83,128
Other taxes payable (ii)	3,785,912	3,250,242
Unrecognized tax benefits (iii)	433,000	433,000
Accrued professional fees	100,871	245,846
Amount due to employees (iv)	56,357	55,180
Other current liabilities	167,379	179,995
	$4,628,322	$4,247,391

(i)	The advances from unrelated parties are non-interest bearing and due on demand.

(ii)	The other taxes payable were the amounts due to the value added tax, business tax, city maintenance and construction tax, and individual income tax. The accrued and unpaid VAT tax payable was approximately $3.7 million and $ 3.2 million as of June 30, 2019 and December 31, 2018, respectively.

(iii)	The Unrecognized tax benefits refer to the land value added tax due to the sale of property, equipment, and land use rights in September 2015.

(iv)	The amounts due to employees were pertaining to employees’ out-of-pocket expenses for travel and meal allowance, etc.